TAXATION - Reconciliation of tax rate and components of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2016	Dec. 31, 2015
Deferred tax assets:
Valuation allowance for operating loss carry forwards	¥ 55	¥ 31
Net operating tax loss carry forwards	¥ 2,100